Contract liabilities and other advances - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 46,321	£ 10,306
Additions	86,323	46,637
Acquired as part of acquisition		300
Recognised in the income statement	(17,204)	(10,917)
Foreign exchange	7	(5)
Contract liabilities and other advances, end of period	115,447	46,321
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	1,889	2,336
Additions	623	1,198
Acquired as part of acquisition		114
Recognised in the income statement	(757)	(1,757)
Foreign exchange	2	(2)
Contract liabilities and other advances, end of period	1,757	1,889
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	28,946	7,970
Additions	85,700	29,186
Acquired as part of acquisition		186
Recognised in the income statement	(13,873)	(8,393)
Foreign exchange	5	(3)
Contract liabilities and other advances, end of period	100,778	28,946
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	15,486	0
Additions	0	16,253
Acquired as part of acquisition		0
Recognised in the income statement	(2,574)	(767)
Foreign exchange	0	0
Contract liabilities and other advances, end of period	£ 12,912	£ 15,486